Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Liabilities [Abstract]
Schedule of Other Long Term Liabilities	Composition of other long-term liabilities:
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	442	173
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	412	147

Schedule of Government Grants	Government grants:
	December 31,
	2024	2023
	USD in thousands
Balance as of January 1,	412	1,289
Grants received during the year	-	-
Liability revaluation	30	(877)
Balance as of December 31,	442	412

Schedule of Presented in the Statement of Financial Position	Presented in the statement of financial position as follows:
	December 31,
	2024	2023
	USD in thousands
In current liabilities	270	265
In non-current liabilities	172	147
	$442	$412

Schedule of Lease Liabilities and Other Long Term Liabilities	The maturity profile of lease liabilities and liabilities for government grants:
	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	975	740	408	64	-	-	2,187
Liabilities for government grants	270	27	24	22	20	79	442
Total	$1,245	$767	$432	$86	$20	$79	$2,629